MD&A - Risk management and control - Credit Risk (Narrative) (Detail) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Credit Risk [Line Items]
Maximum LTV ratio within the standard approval process for any type of mortgage	80.00%
Lowest point of maximum LTV ratio for mortgages	45.00%
Number of days past due to classify standard claims as non-performing	90 days
Number of days past due to classify claims from certain specified retail portfolios as non-performing	180 days
Carrying amount of foreclosed property	SFr 60	SFr 51
UBS AG
Disclosure of Credit Risk [Line Items]
Maximum LTV ratio within the standard approval process for any type of mortgage	80.00%
Lowest point of maximum LTV ratio for mortgages	45.00%
Number of days past due to classify standard claims as non-performing	90 days
Number of days past due to classify claims from certain specified retail portfolios as non-performing	180 days
Carrying amount of foreclosed property	SFr 60	SFr 51